Segment Information - Segment information of group' business (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenues:
Total revenues	¥ 3,317,821	$ 467,306	¥ 3,128,877	¥ 4,326,600
Less: VAT related surcharges	(23,125)	(3,257)	(28,505)	(33,506)
Net revenues	3,294,696	464,049	3,100,372	4,293,094
Operating cost and expenses:
Relationship manager compensation	(655,460)	(92,320)	(497,147)	(920,896)
Performance-based compensation			(7,039)	(158,043)
Other compensations	(801,293)	(112,860)	(937,696)	(1,089,941)
Total compensation and benefits	(1,456,753)	(205,180)	(1,441,882)	(2,168,880)
Selling expenses	(485,778)	(68,420)	(349,014)	(437,131)
General and administrative expenses	(275,727)	(38,835)	(235,319)	(383,321)
Reversal of (provision for) credit losses	7,028	990	424	(112,959)
Other operating expenses	(112,506)		(115,653)	(107,844)
Government subsidies	126,955	17,881	129,521	115,939
Total operating cost and expenses	(2,196,781)	(309,410)	(2,011,923)	(3,094,196)
Income (loss) from operations	1,097,915	154,639	1,088,449	1,198,898
One-time commissions
Revenues:
Total revenues	1,089,203		681,445	1,271,416
Recurring service fees
Revenues:
Total revenues	1,820,430		1,914,415	2,109,009
Performance-based income
Revenues:
Total revenues	137,609		309,576	784,193
Other service fees
Revenues:
Total revenues	270,579		223,441	161,982
Others
Revenues:
Total revenues	2,067,341	291,179	1,794,105	2,598,479
Others | One-time commissions
Revenues:
Total revenues	1,072,838	151,106	617,636	1,130,894
Others | Recurring service fees
Revenues:
Total revenues	707,580	99,661	768,980	913,700
Others | Performance-based income
Revenues:
Total revenues	16,344	2,302	184,048	391,903
Others | Other service fees
Revenues:
Total revenues	270,579	38,110	223,441	161,982
Related Party
Revenues:
Total revenues	1,266,766	178,421	1,351,563	1,761,017
Related Party | Recurring service fees
Revenues:
Total revenues	1,129,136	159,036	1,162,226	1,222,260
Related Party | Performance-based income
Revenues:
Total revenues	121,265	17,080	125,528	392,290
Related Party | Funds Gopher manages
Revenues:
Total revenues	1,250,480	176,127	1,334,772	1,728,121
Related Party | Funds Gopher manages | One-time commissions
Revenues:
Total revenues	16,365	2,305	63,809	140,522
Related Party | Funds Gopher manages | Recurring service fees
Revenues:
Total revenues	1,112,850	156,742	1,145,435	1,195,309
Related Party | Funds Gopher manages | Performance-based income
Revenues:
Total revenues	121,265	$ 17,080	125,528	392,290
Wealth Management
Revenues:
Total revenues	2,500,614		2,210,439	3,211,973
Less: VAT related surcharges	(9,365)		(10,462)	(17,076)
Net revenues	2,491,249		2,199,977	3,194,897
Operating cost and expenses:
Relationship manager compensation	(631,082)		(460,237)	(900,921)
Performance-based compensation			(872)	(45,913)
Other compensations	(544,804)		(618,525)	(707,455)
Total compensation and benefits	(1,175,886)		(1,079,634)	(1,654,289)
Selling expenses	(370,861)		(299,769)	(354,128)
General and administrative expenses	(193,248)		(153,643)	(270,253)
Reversal of (provision for) credit losses	(910)		718	(6,490)
Other operating expenses	(44,042)		(15,412)	(53,616)
Government subsidies	103,597		89,223	65,368
Total operating cost and expenses	(1,681,350)		(1,458,517)	(2,273,408)
Income (loss) from operations	809,899		741,460	921,489
Wealth Management | One-time commissions
Revenues:
Total revenues	1,086,570		631,589	1,180,900
Wealth Management | Recurring service fees
Revenues:
Total revenues	1,105,806		1,232,294	1,469,600
Wealth Management | Performance-based income
Revenues:
Total revenues	86,321		202,455	469,121
Wealth Management | Other service fees
Revenues:
Total revenues	221,917		144,101	92,352
Wealth Management | Others
Revenues:
Total revenues	2,018,679		1,714,765	2,527,414
Wealth Management | Others | One-time commissions
Revenues:
Total revenues	1,072,838		617,636	1,130,653
Wealth Management | Others | Recurring service fees
Revenues:
Total revenues	707,580		768,980	912,506
Wealth Management | Others | Performance-based income
Revenues:
Total revenues	16,344		184,048	391,903
Wealth Management | Others | Other service fees
Revenues:
Total revenues	221,917		144,101	92,352
Wealth Management | Related Party | Funds Gopher manages
Revenues:
Total revenues	481,935		495,674	684,559
Wealth Management | Related Party | Funds Gopher manages | One-time commissions
Revenues:
Total revenues	13,732		13,953	50,247
Wealth Management | Related Party | Funds Gopher manages | Recurring service fees
Revenues:
Total revenues	398,226		463,314	557,094
Wealth Management | Related Party | Funds Gopher manages | Performance-based income
Revenues:
Total revenues	69,977		18,407	77,218
Asset Management Business
Revenues:
Total revenues	768,545		839,098	1,046,387
Less: VAT related surcharges	(2,374)		(4,630)	(4,923)
Net revenues	766,171		834,468	1,041,464
Operating cost and expenses:
Relationship manager compensation	(24,378)		(36,910)	(19,975)
Performance-based compensation			(6,167)	(112,130)
Other compensations	(224,308)		(278,934)	(317,929)
Total compensation and benefits	(248,686)		(322,011)	(450,034)
Selling expenses	(88,827)		(41,885)	(55,790)
General and administrative expenses	(59,367)		(55,872)	(70,686)
Reversal of (provision for) credit losses	(921)		386	(13,275)
Other operating expenses	(3,348)		(6,369)	(4,347)
Government subsidies	21,638		39,120	37,905
Total operating cost and expenses	(379,511)		(386,631)	(556,227)
Income (loss) from operations	386,660		447,837	485,237
Asset Management Business | One-time commissions
Revenues:
Total revenues	2,633		49,856	90,516
Asset Management Business | Recurring service fees
Revenues:
Total revenues	714,624		682,121	639,409
Asset Management Business | Performance-based income
Revenues:
Total revenues	51,288		107,121	315,072
Asset Management Business | Other service fees
Revenues:
Total revenues				1,390
Asset Management Business | Others
Revenues:
Total revenues				2,825
Asset Management Business | Others | One-time commissions
Revenues:
Total revenues				241
Asset Management Business | Others | Recurring service fees
Revenues:
Total revenues				1,194
Asset Management Business | Others | Other service fees
Revenues:
Total revenues				1,390
Asset Management Business | Related Party | Funds Gopher manages
Revenues:
Total revenues	768,545		839,098	1,043,562
Asset Management Business | Related Party | Funds Gopher manages | One-time commissions
Revenues:
Total revenues	2,633		49,856	90,275
Asset Management Business | Related Party | Funds Gopher manages | Recurring service fees
Revenues:
Total revenues	714,624		682,121	638,215
Asset Management Business | Related Party | Funds Gopher manages | Performance-based income
Revenues:
Total revenues	51,288		107,121	315,072
Other Businesses
Revenues:
Total revenues	48,662		79,340	68,240
Less: VAT related surcharges	(11,386)		(13,413)	(11,507)
Net revenues	37,276		65,927	56,733
Operating cost and expenses:
Other compensations	(32,181)		(40,237)	(64,557)
Total compensation and benefits	(32,181)		(40,237)	(64,557)
Selling expenses	(26,090)		(7,360)	(27,213)
General and administrative expenses	(23,112)		(25,804)	(42,382)
Reversal of (provision for) credit losses	8,859		(680)	(93,194)
Other operating expenses	(65,116)		(93,872)	(49,881)
Government subsidies	1,720		1,178	12,666
Total operating cost and expenses	(135,920)		(166,775)	(264,561)
Income (loss) from operations	(98,644)		(100,848)	(207,828)
Other Businesses | Other service fees
Revenues:
Total revenues	48,662		79,340	68,240
Other Businesses | Others
Revenues:
Total revenues	48,662		79,340	68,240
Other Businesses | Others | Other service fees
Revenues:
Total revenues	¥ 48,662		¥ 79,340	¥ 68,240